Employee Benefit Plan, Nonparticipant-Directed Investment (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 273,693,468	$ 276,806,172
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	793,403	485,903
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	8,514,616	7,656,258
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(27,100,083)	(35,147,615)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	(2,601,065)	54,152,782
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	(3,112,704)	43,380,854
EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	143,329,523	159,237,953
Change in Net Asset Available for Benefit, Increase from Employer and employee contributions	17,280,425	16,233,526
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	743,592	242,702
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	5,219,522	4,644,476
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(14,231,806)	(23,113,428)
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	(7,073,893)	(18,011,833)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	(17,846,270)	39,684,982
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	(15,908,430)	19,680,425
EBP, Employer, Common Stock | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	143,327,729	159,236,170
Interest-Bearing Deposits | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,794	$ 1,783